CITICORP LIFE INSURANCE COMPANY
                 CITICORP LIFE VARIABLE ANNUITY SEPARATE ACCOUNT

                      FIRST CITICORP LIFE INSURANCE COMPANY
              FIRST CITICORP LIFE VARIABLE ANNUITY SEPARATE ACCOUNT

               FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT

                        Supplement dated January 3, 2006

             To the Prospectuses dated May 2, 2005 (as supplemented)

Citicorp Life Insurance Company and First Citicorp Life Insurance Company (each referred to as the "Company") have filed an application with the Securities and Exchange Commission ("SEC") requesting an order to allow the Company to remove certain variable Subaccounts ("Existing Funds") and substitute new Subaccounts ("Replacement Funds") as shown below. The Replacement Funds are portfolios of Met Investors Series Trust or Metropolitan Series Fund, Inc. To the extent that a Replacement Fund is not currently available as a Subaccount under your Contract, such Replacement Fund will be added as a Subaccount on or before the date of the substitution. Please retain this supplement and keep it with the prospectus for future reference.

To the extent required by law, approval of the proposed substitution is being obtained from the state insurance regulators in certain jurisdictions.

The Company believes that the proposed substitutions are in the best interest of Contract Owners. In each case, the Replacement Fund will have at least similar investment objectives and policies as the Existing Fund. The Company will bear all expenses related to the substitutions, and they will have no tax consequences for you. The Company anticipates that, if such order is granted, the proposed substitutions will occur on or about May 1, 2006.

The proposed substitutions and respective advisers and/or sub-advisers are:

EXISTING FUND AND CURRENT ADVISER                              REPLACEMENT FUND AND SUB-ADVISER

-----------------------------------------------------          -----------------------------------------------
MFS(R) RESEARCH BOND SERIES                           -->       PIMCO TOTAL RETURN PORTFOLIO
(Initial Class)                                                (Class A)


Massachusetts Financial Services Company                       Pacific Investment Management Company LLC
-----------------------------------------------------          -----------------------------------------------


-----------------------------------------------------          -----------------------------------------------
MFS(R) EMERGING GROWTH SERIES                         -->      JANUS AGGRESSIVE GROWTH PORTFOLIO
(Initial Class)                                                (Class A)


Massachusetts Financial Services Company                       Janus Capital Management LLC
-----------------------------------------------------          -----------------------------------------------


-----------------------------------------------------          -----------------------------------------------
MFS(R) MONEY MARKET SERIES                            -->      BLACKROCK MONEY MARKET PORTFOLIO
(Initial Class)                                                (Class A)


Massachusetts Financial Services Company                       BlackRock Advisors, Inc.
-----------------------------------------------------          -----------------------------------------------

-----------------------------------------------------          -----------------------------------------------
MFS(R) RESEARCH SERIES                                -->      LEGG MASON VALUE EQUITY PORTFOLIO
(Initial Class)                                                (Class A)


Massachusetts Financial Services Company                       Legg Mason Capital Management, Inc.
-----------------------------------------------------          -----------------------------------------------


-----------------------------------------------------          -----------------------------------------------
MFS(R) STRATEGIC INCOME SERIES                        -->      SALOMON STRATEGIC BOND PORTFOLIO
(Initial Class)                                                (Class A)


Massachusetts Financial Services Company                       Salomon Brothers Asset Management Inc.
-----------------------------------------------------          -----------------------------------------------


-----------------------------------------------------         ------------------------------------------------
MFS(R) TOTAL RETURN SERIES                            -->     MFS(R) TOTAL RETURN PORTFOLIO
(MFS(R) Variable Insurance Trust) (Initial Class)             (Class A)


Massachusetts Financial Services Company                      Massachusetts Financial Services Company
-----------------------------------------------------         ------------------------------------------------

Please note that:

     o No action is required on your part at this time. You will not need to file a new election or take any immediate action if the SEC approves the substitution.

     o The elections you have on file for allocating your Contract Value and Purchase Payments will be redirected to the Replacement Fund unless you change your elections and transfer your Contract Value before the substitution takes place.

     o You may transfer amounts in your Contract among the variable Subaccounts and the fixed option as usual. The substitution itself will not be treated as a transfer for purposes of the transfer provisions of your Contract, subject to the Company's restrictions on transfers to prevent or limit "market timing" and excessive trading activities by Contract Owners or agents of Contract Owners.

     o If you make one transfer from the above Existing Fund before the substitution, or from the Replacement Fund after the substitution, any transfer charge that might otherwise be imposed will be waived from the date of this Notice through the date that is 30 days after the substitution.

     o On the effective date of the substitution, your Contract Value in the Subaccount will be the same as before the substitution. However, the number of units you receive in the Replacement Fund will be different from the number of units in your Existing Fund, due to the difference in unit values.

     o    There will be no tax consequences to you.

Following the substitutions, we will send you a prospectus for Met Investors Series Trust and Metropolitan Series Fund, Inc., as well as notice of the actual date of the substitutions and confirmation of transfers.

Please contact your registered representative if you have any questions.

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